Share-Based Awards - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award
Share based compensation, shares authorized ( in shares)	29,293,509
Share-based award compensation expense	$ 579,000	$ 0	$ 0
Share-based award compensation expense, tax benefit	670,000	0	0
Historical H-D
Share-based Compensation Arrangement by Share-based Payment Award
Share-based award compensation expense	1,694,000	786,000	188,000
Time-Based RSUs
Share-based Compensation Arrangement by Share-based Payment Award
Share-based award compensation expense	$ 416,000	0	0
Time-Based RSUs | Director
Share-based Compensation Arrangement by Share-based Payment Award
Vesting period	1 year
Performance Restricted Units (PRSU)
Share-based Compensation Arrangement by Share-based Payment Award
Share-based award compensation expense	$ 163,000	$ 0	$ 0
Vesting period	3 years
Restricted Stock | Historical H-D
Share-based Compensation Arrangement by Share-based Payment Award
Share-based award compensation expense	$ 171,000
Increase in accrued compensation	474,000
Accrued compensation liability	1,603,000
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award
Unrecognized compensation	$ 17,810,000
Weighted-average period of recognition (years)	2 years 9 months 29 days
Restricted Stock Units (RSUs) | Historical H-D
Share-based Compensation Arrangement by Share-based Payment Award
Unrecognized compensation	$ 1,941,000
Weighted-average period of recognition (years)	1 year 1 month 20 days